Consolidated Statement of Financial Position - CAD ($) $ in Millions		Jul. 31, 2023	Apr. 30, 2023	Oct. 31, 2022
Assets
Cash and deposits with financial institutions	[1]	$ 90,325	$ 63,893	$ 65,895
Precious metals		1,009	1,191	543
Trading assets
Securities		108,310	105,560	103,547
Loans		8,420	6,910	7,811
Other		2,571	2,225	1,796
Total trading assets		119,301	114,695	113,154
Securities purchased under resale agreements and securities borrowed		198,358	184,684	175,313
Derivative financial instruments		44,655	44,725	55,699
Investment securities		110,195	116,595	110,008
Loans
Residential mortgages		347,707	353,560	349,279
Personal loans		103,733	102,178	99,431
Credit cards		16,607	16,053	14,518
Business and government		290,051	298,013	287,107
Loans and receivables gross		758,098	769,804	750,335
Allowance for credit losses		5,893	5,736	5,348
Loans and receivables		752,205	764,068	744,987
Other
Customers' liability under acceptances, net of allowance		20,425	21,901	19,494
Property and equipment		5,685	5,646	5,700
Investments in associates		2,607	2,708	2,633
Goodwill and other intangible assets		17,262	17,396	16,833
Deferred tax assets		3,159	2,193	1,903
Other assets		30,912	33,503	37,256
Other Assets		80,050	83,347	83,819
Total assets		1,396,098	1,373,198	1,349,418
Deposits
Personal		284,738	283,651	265,892
Business and government		615,431	611,376	597,617
Financial institutions		57,056	50,511	52,672
Deposits	[2]	957,225	945,538	916,181
Financial instruments designated at fair value through profit or loss		28,893	26,935	22,421
Other
Acceptances		20,478	21,951	19,525
Obligations related to securities sold short		37,522	41,310	40,449
Derivative financial instruments		50,848	50,562	65,900
Obligations related to securities sold under repurchase agreements and securities lent		147,432	132,631	139,025
Subordinated debentures		9,566	8,784	8,469
Other liabilities		66,416	66,737	62,699
Other Liabilities		332,262	321,975	336,067
Total liabilities		1,318,380	1,294,448	1,274,669
Equity
Retained earnings		55,783	54,967	53,761
Accumulated other comprehensive income (loss)		(7,340)	(4,906)	(7,166)
Other reserves		(88)	(144)	(152)
Total common equity		67,982	69,077	65,150
Total equity attributable to equity holders of the Bank		76,057	77,152	73,225
Non-controlling interests in subsidiaries		1,661	1,598	1,524
Total equity		77,718	78,750	74,749
Total liabilities and equity		1,396,098	1,373,198	1,349,418
Common shares [member]
Equity
Common shares		19,627	19,160	18,707
Total equity		19,627	19,160	18,707
Preference shares [member]
Equity
Preferred shares and other equity instruments		$ 8,075	$ 8,075	$ 8,075

[1]	Net of allowances of $5 (April 30, 2023 – $6; October 31, 2022 – $4).
[2]	Deposits denominated in U.S. dollars amount to $325,622 (April 30, 2023 – $326,922; October 31, 2022 – $326,041), deposits denominated in Chilean pesos amount to $20,797 (April 30, 2023 – $21,593; October 31, 2022 – $18,740), deposits denominated in Mexican pesos amount to $37,662 (April 30, 2023 – $34,709; October 31, 2022 – $29,269) and deposits denominated in other foreign currencies amount to $122,403 (April 30, 2023 – $115,466; October 31, 2022 – $106,817).